Subordinated loans (Tables)	6 Months Ended
Jun. 30, 2025
Subordinated liabilities [abstract]
Schedule of subordinated loans by group companies

Changes in subordinated loans
in EUR million	30 June 2025	31 December 2024
Opening balance as at 1 January	17,878	15,401
Additions	1,232	4,603
Redemptions / Disposals	-1,818	-2,931
Amortisation	11	28
Other	-7	24
Changes in unrealised revaluations	270	188
Foreign exchange movement	-1,000	565
Closing balance	16,566	17,878